DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 21,276	$ 12,570
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,531	2,912
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	17,632	9,543
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 113	$ 115